Schedule of Investments (unaudited) April 30, 2021	iShares® ESG Aware Aggressive Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 79.8% iShares ESG Aware MSCI EAFE ETF(a)	45,462	$3,550,127
iShares ESG Aware MSCI EM ETF(a)	39,772	1,748,775
iShares ESG Aware MSCI USA ETF(a)	83,888	8,012,143
iShares ESG Aware MSCI USA Small-Cap ETF(a)	25,877	1,033,010

		14,344,055

Domestic Fixed Income — 20.0%
iShares ESG Aware U.S. Aggregate Bond ETF(a)	65,628	3,599,696

Total Investment Companies — 99.8% (Cost: $16,871,708)		17,943,751

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	30,000	30,000

Total Short-Term Investments — 0.2% (Cost: $30,000)		30,000

Total Investments in Securities — 100.0% (Cost: $16,901,708)		17,973,751

Other Assets, Less Liabilities — (0.0)%		(2,119)

Net Assets — 100.0%		$17,971,632

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$332	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	30,000	(b)	—	—	—	30,000	30,000	5		—
iShares ESG Aware MSCI EAFE ETF(d)	854,462	2,971,183		(573,993)	104,647	193,828	3,550,127	45,462	7,934		—
iShares ESG Aware MSCI EM ETF(e)	389,651	1,455,075		(172,651)	(2,202)	78,902	1,748,775	39,772	3,686		—
iShares ESG Aware MSCI USA ETF(f)	1,845,048	6,469,751		(1,174,776)	282,599	589,521	8,012,143	83,888	37,783		—
iShares ESG Aware MSCI USA Small-Cap ETF(g)	199,959	876,600		(168,505)	57,050	67,906	1,033,010	25,877	4,169		—
iShares ESG Aware U.S. Aggregate Bond ETF	708,536	2,933,020		—	—	(41,860)	3,599,696	65,628	10,818		—

					$442,094	$888,297	$17,973,751		$64,727		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Formerly the iShares ESG MSCI EAFE ETF.
(e)	Formerly the iShares ESG MSCI EM ETF.
(f)	Formerly the iShares ESG MSCI USA ETF.
(g)	Formerly the iShares ESG MSCI USA Small-Cap ETF.

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® ESG Aware Aggressive Allocation ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$17,943,751	$—	$—	$17,943,751
Money Market Funds	30,000	—	—	30,000

	$17,973,751	$—	$—	$17,973,751

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